Document Entity Information Statement	3 Months Ended
Dec. 31, 2018 shares
Document Information [Abstract]
Entity Registrant Name	Autolus Therapeutics plc
Entity Central Index Key	0001730463
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q1
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Ex Transition Period	true
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	40,145,617